Contingencies	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Contingencies
NOTE 10:     Contingencies

Legal Proceedings

As previously disclosed, the Company, along with its directors and officers at the time of its IPO (the “Individual Defendants”) were named as defendants in putative shareholder class action lawsuits filed in the Supreme Court of the State of New York on (1) February 26, 2020, captioned Matt Primozich v. Tufin Software Technologies Ltd., et al., Index No. 651287/2020 (Sup. Ct. 2020), (2) June 15, 2020, captioned Avi Shmuely v. Tufin Software Technologies Ltd., et al., Index No. 652475/2020 (Sup. Ct. 2020), and (3) July 1, 2020 captioned Michael Roche v. Tufin Software Technologies Ltd., et al., Index No. 652833/2020 (Sup. Ct. 2020) (the “Roche Complaint”).  The Roche Complaint also named the underwriters in the IPO as defendants. The Company, the Individual Defendants and the underwriters in the IPO were also named as defendants in a putative shareholder class action lawsuit filed in the United States District Court, Southern District New York on July 21, 2020, captioned Matthew Ellison v. Tufin Software Technologies Ltd. et al., Case No. 1:20-cv-05646 (S.D.N.Y.), and the Company and the Individual Defendants were also named as defendants in a substantially similar lawsuit in the Southern District of New York on August 10, 2020 captioned David Michaelson v. Tufin Software Technologies Ltd. et al., Case No. 1:20-cv-06290 (S.D.N.Y.).

In the state court complaints, the plaintiffs, seeking to represent a class of all purchasers and acquirers of the Company’s ordinary shares issued in connection with the Company’s IPO, allege that the Company violated Sections 11 of the Securities Act (and, in the case of the Roche Complaint, Section 12(a)(2) of the Securities Act) by making material misstatements or failing to disclose material information. The complaints also assert claims against the Individual Defendants for control person liability under Section 15 of the Securities Act. In the federal complaint, the plaintiff, seeking to represent a class of all shareholders that purchased ordinary shares of the Company in or traceable to both the IPO and the Company’s secondary public offering on December 5, 2019, alleges violations of Sections 11 and 12(a)(2) of the Securities Act against all defendants, including the Company, and Section 15 of the Securities Act against the Individual Defendants in connection with alleged material misstatements or failures to disclose material information. It is expected that the state court complaints will be ultimately consolidated into a single complaint.

Based on information currently available and the current stage of the litigation, the Company is unable to reasonably estimate a possible loss or range of possible losses, if any, with regard to the remaining lawsuits in the state court or District Court; therefore, no litigation reserve has been recorded in the Company’s condensed consolidated balance sheets as of June 30, 2020. The Company will continue to evaluate information as it becomes known and will record an estimate for losses at the time or times if and when it is probable that a loss will be incurred and the amount of the loss is reasonably estimable.